UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3848
                                   ------------


                       AXP HIGH YIELD INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    8/31/04
                         --------------

Item 1.  Schedule of Investments.

                           AXP(R) HIGH YIELD BOND FUND
                           A FEEDER FUND INVESTING IN
                              HIGH YIELD PORTFOLIO
                     PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Investments in Securities

High Yield Portfolio

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (92.0%)
Issuer                  Coupon               Principal             Value(a)
                         rate                 amount

Aerospace & defense (1.3%)
L-3 Communications
   06-15-12               7.63%           $13,605,000           $14,727,413
   07-15-13               6.13             13,575,000            13,371,375
Standard Aero
  Sr Sub Nts
   09-01-14               8.25              6,325,000(d)          6,498,938
Total                                                            34,597,726

Automotive & related (1.6%)
Advanced Accessory System
  Sr Nts
   06-15-11              10.75              9,180,000             8,721,000
Meritor Automotive
   02-15-09               6.80             12,725,000            13,106,750
Tenneco Automotive
  Series B
   07-15-13              10.25              8,225,000             9,520,438
TRW Automotive
  Sr Nts
   02-15-13               9.38             11,140,000            12,838,850
Total                                                            44,187,038

Broker dealers (0.6%)
LaBranche
  Sr Nts
   05-15-09               9.50              1,550,000(d)          1,534,500
   05-15-12              11.00             14,300,000(d)         14,443,000
Total                                                            15,977,500

Building materials & construction (0.5%)
Associated Materials
   04-15-12               9.75              6,960,000             7,830,000
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00              5,290,000(d)          5,660,300
Total                                                            13,490,300

Cable (7.9%)
Cablevision Systems
  Sr Nts
   04-15-12               8.00             12,120,000(d)         12,423,000
CCO Holdings LLC/Capital
  Sr Nts
   11-15-13               8.75             16,365,000            16,119,525
Charter Communications Holdings LLC/Capital
  Sr Disc Nts
   04-01-11               9.92              9,140,000             7,220,600
  Sr Disc Nts (Zero coupon through 01-15-07,
  thereafter 12.13%)
   01-15-12              27.57             27,085,000(f)         15,844,725
  Sr Nts
   05-15-11              10.00              4,725,000             3,732,750
   04-30-12               8.00             17,070,000(d)         16,941,974
CSC Holdings
  Sr Nts
   07-15-08               7.25              7,830,000             8,143,200
   04-15-12               6.75              6,000,000(d)          5,940,000
  Sr Sub Deb
   05-15-16              10.50             10,405,000            11,835,688
DirecTV Holdings/Finance
  Sr Nts
   03-15-13               8.38             12,530,000            14,252,875
Echostar DBS
  Sr Nts
   10-01-11               6.38             12,275,000            12,305,688
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63             14,150,000(c,d)       14,503,750
Lodgenet Entertainment
  Sr Sub Deb
   06-15-13               9.50              6,275,000             6,839,750
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50             17,465,000            17,115,699
NTL Cable
  (U.S. Dollar) Sr Nts
   04-15-14               8.75              8,975,000(c,d)        9,356,438
Rainbow Natl Services LLC
  Sr Nts
   09-01-12               8.75             13,600,000(d)         13,974,000
  Sr Sub Deb
   09-01-14              10.38              7,200,000(d)          7,452,000
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88             15,550,000(c)         15,705,500
Total                                                           209,707,162

Cellular telecommunications (4.2%)
Alamosa Delaware
   07-31-10              11.00             10,055,000            11,010,225
  Sr Nts
   01-31-12               8.50              5,820,000             5,790,900
American Towers
   12-01-11               7.25              9,825,000            10,168,875
Crown Castle Intl
  Sr Nts
   08-01-11               9.38             10,705,000            12,364,275
   12-01-13               7.50              9,765,000             9,765,000
Dobson Communications
  Sr Nts
   10-01-13               8.88              5,680,000             3,919,200
Nextel Communications
  Sr Nts
   08-01-15               7.38             21,240,000            22,195,800
Rural Cellular
   03-15-12               8.25              9,990,000(d)         10,139,850
SBA Communications
  Sr Nts
   02-01-09              10.25              3,705,000             3,899,513
  Sr Disc Nts (Zero coupon through 12-15-07,
  thereafter 9.75%)
   12-15-11               9.40             17,275,000(f)         13,474,500

See accompanying notes to investments in securities.

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1   --   HIGH YIELD PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Issuer                  Coupon               Principal             Value(a)
                         rate                 amount

Cellular telecommunications (cont.)
US Unwired
  Series B
   06-15-12              10.00%            $8,660,000            $8,876,500
Total                                                           111,604,638

Chemicals (4.3%)
Airgas
  Sr Sub Nts
   07-15-14               6.25              5,560,000             5,469,650
BCP Caylux Holdings
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63             22,750,000(c,d)       24,427,813
Equistar Chemical/Funding
   09-01-08              10.13              7,200,000             8,010,000
  Sr Nts
   05-01-11              10.63              8,930,000            10,046,250
Georgia Gulf
  Sr Nts
   12-15-13               7.13              7,695,000             7,848,900
Huntsman Intl LLC
   03-01-09               9.88              8,865,000             9,574,200
Huntsman LLC
   07-15-12              11.50              7,105,000(d)          7,282,625
INVISTA
   05-01-12               9.25              6,265,000(d)          6,672,225
Resolution Performance Products
  Sr Sub Nts
   11-15-10              13.50             10,640,000            10,320,800
Rhodia
  (U.S. Dollar) Sr Nts
   06-01-10              10.25             13,150,000(c)         13,413,000
  Sr Sub Nts
   06-01-11               8.88             10,040,000(c)          8,483,800
Rockwood Specialties Group
  Sr Sub Nts
   05-15-11              10.63              3,230,000             3,520,700
Sovereign Specialty Chemicals
   03-15-10              11.88              1,375,000             1,416,250
Total                                                           116,486,213

Computer hardware (0.1%)
Seagate Technology HDD Holdings
  (U.S. Dollar)
   05-15-09               8.00              4,995,000(c)          5,244,750

Electronics (0.2%)
Freescale Semiconductor
  Sr Nts
   07-15-09               4.38              5,560,000(d)          5,657,300

Energy (3.4%)
Chesapeake Energy
  Sr Nts
   09-15-13               7.50              1,900,000             2,042,500
   06-15-14               7.50              8,500,000             9,073,750
   08-15-14               7.00             11,095,000(d)         11,427,850
   01-15-16               6.88              3,000,000             3,037,500
Encore Acquisition
   06-15-12               8.38              4,805,000             5,285,500
  Sr Sub Nts
   04-15-14               6.25              4,005,000             3,924,900
Foundation PA Coal
  Sr Nts
   08-01-14               7.25              5,245,000(d)          5,481,025
Gulfterra Energy Partner
  Sr Nts
   06-01-10               6.25              8,885,000             9,784,606
Hilcorp Energy/Finance
  Sr Nts
   09-01-10              10.50             13,090,000(d)         14,497,175
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38              9,395,000            10,404,963
   09-01-14               6.63              6,990,000(d)          7,164,750
Peabody Energy
  Series B
   03-15-13               6.88              6,375,000             6,725,625
Total                                                            88,850,144

Energy equipment & services (2.2%)
CHC Helicopter
  (U.S. Dollar) Sr Sub Nts
   05-01-14               7.38              5,985,000(c)          6,052,331
Grant Prideco
  Series B
   12-01-07               9.63             11,700,000            13,104,000
Grant Prideco Escrow
   12-15-09               9.00              2,830,000             3,141,300
Key Energy Services
  Series C
   03-01-08               8.38              4,580,000             4,831,900
  Sr Nts
   05-01-13               6.38              9,850,000             9,406,750
Offshore Logistics
   06-15-13               6.13              9,530,000             9,434,700
Pacific Energy
  Sr Nts
   06-15-14               7.13             12,715,000(d)         13,446,113
Total                                                            59,417,094

Environmental services (0.5%)
Clean Harbors
   07-15-12              11.25              6,580,000(d)          6,843,200
Waste Services
  Sr Sub Nts
   04-15-14               9.50              9,930,000(d)          8,837,700
Total                                                            15,680,900

Financial services (1.0%)
Metris Companies
   07-15-06              10.13              9,865,000             9,766,350
   05-06-07              10.86             17,500,000            18,068,750
Total                                                            27,835,100

Food (1.4%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75             29,435,000(c)         32,231,325
Del Monte
  Series B
   05-15-11               9.25              6,645,000             7,375,950
Total                                                            39,607,275

Furniture & appliances (1.2%)
Norcraft Holdings/Capital
  Sr Disc Nts (Zero coupon through 09-01-08,
  thereafter 9.75%)
   09-01-12               9.80             21,255,000(d,f)       15,037,913
Sealy Mattress
  Sr Sub Nts
   06-15-14               8.25             10,200,000(d)         10,531,500
Simmons
  Sr Sub Nts
   01-15-14               7.88              7,690,000(d)          7,920,700
Total                                                            33,490,113

Health care products (0.5%)
Valeant Pharmaceuticals
  Sr Nts
   12-15-11               7.00              4,920,000(d)          4,895,400
VWR Intl
  Sr Nts
   04-15-12               6.88              8,220,000(d)          8,404,950
Total                                                            13,300,350

Health care services (4.5%)
Ardent Health Services
  Sr Sub Nts
   08-15-13              10.00             12,815,000            13,776,125
Concentra Operating
   06-01-12               9.13              7,690,000(d)          8,257,138
IASIS Healthcare
  Sr Sub Nts
   06-15-14               8.75             17,550,000(d)         18,339,749
Medcath Holdings
  Sr Nts
   07-15-12               9.88             14,125,000(d)         14,690,000
NeighborCare
  Sr Sub Nts
   11-15-13               6.88              4,865,000             5,083,925
Tenet Healthcare
  Sr Nts
   07-01-14               9.88              7,865,000(d)          8,199,263
Triad Hospitals
  Sr Nts
   05-15-12               7.00             21,435,000            22,345,987
US Oncology
  Sr Nts
   08-15-12               9.00              4,990,000(d)          5,227,025
  Sr Sub Nts
   08-15-14              10.75             13,250,000(d)         13,945,625
Vanguard Health Systems
   08-01-11               9.75              8,025,000             9,309,000
Total                                                           119,173,837

Home building (2.0%)
KB HOME
  Sr Nts
   02-01-14               5.75              6,660,000             6,476,850
Meritage
   06-01-11               9.75              9,825,000            10,954,875
Schuler Homes
   07-15-11              10.50              8,615,000             9,885,713

See accompanying notes to investments in securities.

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2   --   HIGH YIELD PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Issuer                  Coupon               Principal             Value(a)
                         rate                 amount

Home building (cont.)
Standard Pacific
  Sr Sub Nts
   04-15-12               9.25%            $2,705,000            $3,076,938
WCI Communities
   02-15-11              10.63             11,205,000            12,605,624
  Sr Sub Nts
   10-01-13               7.88              5,495,000             5,756,013
William Lyon Homes
  Sr Nts
   02-15-14               7.50              6,250,000             6,187,500
Total                                                            54,943,513

Household products (1.0%)
Amscan Holdings
  Sr Sub Nts
   05-01-14               8.75              8,420,000(d)          8,388,425
Jostens Holding
  Sr Disc Nts (Zero coupon through 12-01-08,
  thereafter 10.25%)
   12-01-13              10.16              6,815,000(f)          4,497,900
Seminis Vegetable Seeds
  Sr Sub Nts
   10-01-13              10.25             12,485,000            13,858,350
Total                                                            26,744,675

Industrial services (2.4%)
Allied Waste North America
   11-15-10               6.50              5,080,000             5,080,000
   09-01-12               9.25              5,630,000             6,319,675
   02-15-14               6.13              3,960,000             3,692,700
  Sr Nts Series B
   04-15-14               7.38             12,855,000            12,485,419
Da-Lite Screen
  Sr Nts
   05-15-11               9.50              5,675,000(d)          5,958,750
Interline Brands
  Sr Sub Nts
   05-15-11              11.50             13,365,000            14,734,912
Johnsondiversey Holdings
  (Zero coupon through 05-15-07,
  thereafter 10.67%)
   05-15-13               8.66              6,900,000(f)          5,606,250
Natl Waterworks
  Series B
   12-01-12              10.50              8,990,000            10,158,700
Total                                                            64,036,406

Industrial transportation (1.3%)
Interpool
   08-01-07               7.20              3,760,000             3,750,600
   08-01-07               7.35             14,890,000            14,964,450
Quality Distribution/QD Capital
   11-15-10               9.00             15,985,000(d)         14,806,106
Total                                                            33,521,156

Leisure time & entertainment (2.4%)
Blockbuster
  Sr Sub Nts
   09-01-12               9.00             16,095,000(d)         16,658,324
LCE Aquisition
   08-01-14               9.00             10,865,000(d)         11,000,813
Remington Arms
   02-01-11              10.50              5,270,000             4,848,400
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75             12,320,000(d)         12,812,800
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75             16,005,000            15,804,938
Worldspan LP/WS Financing
  Sr Nts
   06-15-11               9.63              4,200,000             4,116,000
Total                                                            65,241,275

Lodging & gaming (5.0%)
Boyd Gaming
  Sr Sub Nts
   04-15-14               6.75             12,180,000            12,210,450
Caesars Entertainment
  Sr Sub Nts
   05-15-11               8.13             17,110,000            19,377,074
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09               9.25              4,350,000             4,665,375
Global Cash Access LLC/Finance
  Sr Sub Nts
   03-15-12               8.75              4,580,000(d)          4,820,450
MGM Mirage
  Sr Nts
   02-27-14               5.88             26,765,000            25,292,924
   02-27-14               5.88                885,000(d)            834,113
Mohegan Tribal Gaming
  Sr Sub Nts
   04-01-12               8.00             11,345,000            12,451,138
   08-15-14               7.13              6,970,000(d)          7,161,675
Premier Entertainment Biloxi LLC/ Finance Biloxi
  1st Mtge
   02-01-12              10.75              3,870,000(d)          4,053,825
Prime Hospitality
  Sr Sub Nts Series B
   05-01-12               8.38              8,540,000             9,821,000
River Rock Entertainment
  Sr Nts
   11-01-11               9.75              8,255,000             8,750,300
Seneca Gaming
  Sr Nts
   05-01-12               7.25             10,355,000(d)         10,562,100
Starwood Hotels Resorts
   05-01-12               7.88              4,580,000             5,129,600
Station Casinos
  Sr Nts
   04-01-12               6.00              8,595,000             8,616,488
Total                                                           133,746,512

Machinery (2.7%)
Blount
  Sr Sub Nts
   08-01-12               8.88              4,735,000             4,948,075
Case New Holland
  Sr Nts
   06-01-09               6.00             13,485,000(d)         13,147,875
Columbus McKinnon
   08-01-10              10.00              4,800,000             5,232,000
Joy Global
  Series B
   03-15-12               8.75              6,230,000             7,024,325
Motors & Gears
  Sr Nts Series D
   11-15-06              10.75             12,700,000            11,684,000
Mueller Group
  Sr Sub Nts
   05-01-12              10.00             13,020,000(d)         14,029,050
Sensus Metering Systems
  Sr Sub Nts
   12-15-13               8.63             11,275,000(d)         11,049,500
Thermadyne
   02-01-14               9.25              5,935,000             5,816,300
Total                                                            72,931,125

Media (6.3%)
American Media Operation
   01-15-11               8.88              6,885,000             6,988,275
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63              8,975,000(c)          9,558,375
CBD Media/Finance
  Sr Sub Nts
   06-01-11               8.63              6,730,000             7,116,975
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75             17,245,000(c)         18,840,162
Dex Media
   11-15-13               8.00             11,200,000(d)         11,592,000
  (Zero coupon through 11-15-08,
  thereafter 9.00%)
   11-15-13               9.99              6,800,000(d,f)        4,981,000
Dex Media West/Finance
  Sr Sub Nts Series B
   08-15-13               9.88              9,860,000            11,339,000
Emmis Operating
  Sr Sub Nts
   05-15-12               6.88             15,135,000            15,178,134
Hollinger
  (U.S. Dollar)
   03-01-11              12.88              3,155,000(c,d)        3,600,644
Lamar Media
   01-01-13               7.25             10,750,000            11,448,750
Lin Television
  Sr Sub Nts
   05-15-13               6.50             12,495,000            12,307,574
Medianews Group
  Sr Sub Nts
   04-01-14               6.38              7,500,000             7,293,750
Paxson Communications
  (Zero coupon through 01-15-06,
  thereafter 12.25%)
   01-15-09              14.87              5,795,000(f)          4,904,019
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13              8,255,000(c)          9,503,569

See accompanying notes to investments in securities.

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3   --   HIGH YIELD PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Issuer                  Coupon               Principal             Value(a)
                         rate                 amount

Media (cont.)
Radio One
  Series B
   07-01-11               8.88%            $7,470,000            $8,282,363
Sun Media
  (U.S. Dollar)
   02-15-13               7.63              8,915,000(c)          9,494,475
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38              2,660,000             2,739,800
United Artists Theatre
   07-01-15               9.30             12,407,026            12,719,427
Total                                                           167,888,292

Metals (1.8%)
California Steel Inds
  Sr Nts
   03-15-14               6.13             10,000,000             9,525,000
Euramax Intl
  Sr Sub Nts
   08-15-11               8.50             10,090,000            10,695,400
Ispat Inland
   04-01-14               9.75             11,830,000(d)         12,628,525
Jorgensen Earle M.
   06-01-12               9.75              5,890,000             6,537,900
United States Steel
  Sr Nts
   05-15-10               9.75              6,560,000             7,380,000
Total                                                            46,766,825

Miscellaneous (2.0%)
Alderwoods Group
  Sr Nts
   09-15-12               7.75              8,870,000(d)          9,224,800
Corrections Corp of America
  Sr Nts
   05-01-11               7.50              7,950,000             8,367,375
NationsRent
   10-15-10               9.50             15,180,000(d)         16,242,600
Service Corp Intl
  Sr Nts
   04-01-16               6.75              5,975,000(d)          5,750,938
United Rentals North America
   02-15-12               6.50             11,905,000            11,309,750
  Sr Sub Nts
   02-15-14               7.00              5,000,000             4,425,000
Total                                                            55,320,463

Multi-industry (0.7%)
SPX
  Sr Nts
   06-15-11               6.25              7,970,000             7,890,300
   01-01-13               7.50             11,525,000            12,043,625
Total                                                            19,933,925

Paper & packaging (7.2%)
Abitibi-Consolidated
  (U.S. Dollar)
   06-20-13               6.00             11,925,000(c)         10,941,188
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   03-15-14               6.75             14,565,000(c,d)       14,181,825
American Color Graphics
   06-15-10              10.00              3,750,000             3,187,500
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25             17,265,000(c)         17,912,437
Consolidated Container
  Sr Disc Nts
  (Zero coupon through 06-15-07,
  thereafter 10.75%)
   06-15-09               9.60              1,820,000(d,f)        1,456,000
Crown Euro Holdings
  (U.S. Dollar)
   03-01-11               9.50             13,270,000(c)         14,729,699
   03-01-13              10.88              6,605,000(c)          7,678,313
Crown Paper
  Sr Sub Nts
   09-01-05              11.00             29,470,000(b,h,i)             --
Georgia-Pacific
   06-15-15               7.70              8,140,000             9,096,450
  Sr Nts
   02-01-10               8.88              5,460,000             6,401,850
   02-01-13               9.38             10,445,000            12,298,988
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50              7,025,000             7,797,750
  Sr Sub Nts
   08-15-13               9.50              1,410,000             1,579,200
Jefferson Smurfit
   10-01-12               8.25              8,575,000             9,346,750
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12               9.63             12,915,000(c)         14,529,375
  (U.S. Dollar) Sub Nts Pay-in-kind
   10-01-13              15.50              5,684,062(c,d,g)      6,536,671
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75             10,350,000(c)         10,686,375
Owens-Brockway Glass
   02-15-09               8.88              4,080,000             4,437,000
   05-15-11               7.75              1,585,000             1,680,100
   11-15-12               8.75              7,310,000             8,114,100
   05-15-13               8.25             10,730,000            11,320,150
Pliant
  (Zero coupon through 12-15-06,
  thereafter 11.13%)
   06-15-09              10.02              4,550,000(f)          4,015,375
Stone Container
  Sr Nts
   07-01-12               8.38             10,210,000            11,179,950
Stone Container Finance Canada
  (U.S. Dollar)
   07-15-14               7.38              1,905,000(c,d)        1,984,229
Total                                                           191,091,275

Real estate (0.9%)
Host Marriott
  Sr Nts
   08-15-12               7.00             19,215,000(d)         19,551,263
La Quinta Properties
  Sr Nts
   08-15-12               7.00              5,100,000(d)          5,259,375
Total                                                            24,810,638

Retail -- drugstores (1.0%)
Jean Coutu Group PJC
  (U.S. Dollar) Sr Nts
   08-01-12               7.63              7,895,000(c,d)        8,131,850
  (U.S. Dollar) Sr Sub Nts
   08-01-14               8.50              7,905,000(c,d)        7,934,644
Rite Aid
   12-15-08               6.13              8,125,000(d)          7,840,625
   08-15-13               6.88              4,080,000             3,753,600
Total                                                            27,660,719

Retail -- general (1.6%)
CSK Auto
   01-15-14               7.00              8,860,000             8,461,300
Flooring America
  Series B
   10-15-07               9.25              9,245,000(b,h,i)             --
General Nutrition Center
  Sr Sub Nts
   12-01-10               8.50             13,630,000(d)         13,630,000
Lazydays RV Center
  Sr Nts
   05-15-12              11.75              7,090,000(d)          7,497,675
PCA LLC/PCA Finance
  Sr Nts
   08-01-09              11.88              9,290,000            10,033,200
United Auto Group
   03-15-12               9.63              4,030,000             4,473,300
Total                                                            44,095,475

Telecom equipment & services (5.9%)
Centennial Communications
  Sr Nts
   02-01-14               8.13             12,735,000(d)         11,875,388
Cincinnati Bell
   07-15-13               7.25             10,020,000             9,418,800
  Sr Sub Nts
   01-15-14               8.38             12,380,000            10,956,300
Fairpoint Communications
  Sr Sub Nts
   05-01-10              12.50              7,840,000             8,388,800
  Sr Sub Nts Series B
   05-01-08               9.50             10,855,000            10,855,000
GCI
  Sr Nts
   02-15-14               7.25             13,510,000            13,239,800
Horizon PCS
  Sr Nts
   07-15-12              11.38              9,205,000(d)          9,389,100

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   --   HIGH YIELD PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Issuer                  Coupon               Principal             Value(a)
                         rate                 amount

Telecom equipment & services (cont.)
Inmarsat Finance
  (U.S. Dollar)
   06-30-12               7.63%            $9,220,000(c,d)       $9,035,600
MCI
  Sr Nts
   05-01-09               6.69              7,050,000             6,644,625
PanAmSat
   08-15-14               9.00             17,135,000(d)         17,820,399
Qwest Capital Funding
   02-15-11               7.25             10,000,000             8,550,000
Qwest Services
   12-15-10              14.00             11,833,000(d)         13,755,863
Rogers Wireless
  (U.S. Dollar)
   03-01-14               6.38             18,815,000(c)         18,015,362
Ubiquitel Operating
  Sr Nts
   03-01-11               9.88              8,560,000             8,774,000
Total                                                           156,719,037

Utilities -- electric (4.2%)
Aquila
  Sr Nts
   11-15-09               7.63             13,600,000            13,889,000
   02-01-11               9.95             11,170,000            12,175,300
CMS Energy
  Sr Nts
   08-01-10               7.75              6,795,000(d)          7,168,725
DPL
  Sr Nts
   09-01-11               6.88             11,695,000            12,162,800
IPALCO Enterprises
   11-14-08               8.38              7,960,000             8,835,600
   11-14-11               8.63             14,765,000            16,389,150
Midwest Generation LLC
   05-01-34               8.75             19,860,000(d)         21,101,250
NRG Energy
   12-15-13               8.00             20,175,000(d)         21,208,969
Total                                                           112,930,794

Utilities -- natural gas (4.9%)
ANR Pipeline
   03-15-10               8.88             13,835,000            15,564,375
Dynegy Holdings
   07-15-10               9.88                980,000(d)          1,092,700
   07-15-13              10.13              5,730,000(d)          6,446,250
El Paso Natl Gas
  Sr Nts Series A
   08-01-10               7.63             10,800,000            11,502,000
El Paso Production Holding
   06-01-13               7.75             18,850,000            18,520,124
Sonat
   07-15-11               7.63              4,140,000             3,943,350
Southern Natural Gas
   03-15-10               8.88             11,995,000            13,494,375
Southern Star Central
   08-01-10               8.50             13,915,000            15,236,925
Transcontinental Gas Pipeline
  Series B
   08-15-11               7.00              9,360,000            10,342,800
  Sr Nts Series B
   07-15-12               8.88              7,470,000             9,057,375
Williams Companies
   09-01-11               7.13             11,075,000            12,071,750
   03-15-12               8.13              7,225,000             8,308,750
   07-15-19               7.63              5,060,000             5,464,800
Total                                                           131,045,574

Variable rate senior loan interests (1.8%)
Qwest
  Term Loan B
   06-30-10               6.95             51,280,000            49,869,800

Total bonds
(Cost: $2,363,772,361)                                       $2,433,604,919

Common stocks (--%)(b)
Issuer                                         Shares               Value(a)

Arena Brands                                  111,111(h)           $648,888
Link Energy LLC                             1,675,884                33,518
Orius                                          88,405(h,i)               --
PFB Telecom Cl B                              960,262(h)                  1
Stellex Aerostructures                          2,460(h,i)               --

Total common stocks
(Cost: $67,595,635)                                                $682,407

Preferred stocks & other (2.1%)(b)
Issuer                                         Shares               Value(a)

Orius Tranche Series A
  Warrants                                     97,954(h,i)              $--
Orius Tranche Series B
  Warrants                                    103,111(h,i)               --
Orius Tranche Series C
  Warrants                                    229,133(h,i)               --
SGW Holding
  12.50% Cm Pay-in-kind  Series B             227,301(g,h,i)             --
  Cv Series A                                  87,091(h,i)               --
  Warrants                                      2,750(h,i)               --
Varde Fund V LP                            25,000,000(e,h)       48,745,251
Wayland Investment LLC                     26,000,000(e,h)        7,294,820

Total preferred stocks & other
(Cost: $58,670,132)                                             $56,040,071

Short-term security (1.6%)
Issuer                 Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

Commerical paper
Household Finance
   09-01-04               1.58%           $43,400,000           $43,398,095

Total short-term security
(Cost: $43,400,000)                                             $43,398,095

Total investments in securities
(Cost: $2,533,438,128)(j)                                    $2,533,725,492

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   --   HIGH YIELD PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2004.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2004, the value of foreign securities represented 12.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $758,257,500 or 28.6% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2004, is as follows:

       Security                              Acquisition              Cost
                                                dates
       Arena Brands
          Common                              09-03-92            $ 5,888,888
       Crown Paper
          11.00% Sr Sub Nts 2005       01-14-97 thru 03-14-00      24,943,013
       Flooring America
          9.25% Series B 2007          10-09-97 thru 12-17-02      10,309,671
       Orius
          Common                       02-04-00 thru 05-07-01      14,247,800
       Orius Tranche Series A
          Warrants                            04-22-04                     --
       Orius Tranche Series B
          Warrants                            04-22-04                     --
       Orius Tranche Series C
          Warrants                            04-22-04                     --
       PFB Telecom Cl B
          Common                       12-12-97 thru 11-13-00      34,046,050
       SGW Holding
          Cm Pay-in-kind               08-12-97 thru 04-15-03       2,990,754
          Cv Series A                         08-12-97                899,998
          Warrants                            08-12-97                867,900
       Stellex Aerostructures
          Common                       10-31-97 thru 02-24-99              --
       Varde Fund V LP                 04-27-00 thru 06-19-00      25,000,000
       Wayland Investment Fund LLC            05-19-00             28,911,480

(i)    Negligible market value.

(j) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $2,533,438,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                  $ 144,417,000
       Unrealized depreciation                                   (144,130,000)
                                                                 ------------
       Net unrealized appreciation                              $     287,000
                                                                -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

                                                             S-6370-80 A (10/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP HIGH YIELD INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 29, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 29, 2004